Fair Value of Assets and Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Confidence range	If certain inputs in the model are unobservable, the instrument is still classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significant with the 90% confidence range as captured in the prudent value definition by EBA. Unobservable parameters are shifted down and upwards to reach this 90% confidence range. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Significant confidence range percentage	90.00%
Financial assets, at fair value	€ 150,222,000	€ 151,709,000
Financial liabilities measured at fair value	99,448,000	92,693,000
Financial assets classified as Level 3 based on quoted price	€ 2,800,000	€ 3,400,000
Percentage on financial asset based on unadjusted quoted price	59.80%	63.20%
Amount of risk neutral designed financial assets	€ 1,100,000	€ 1,100,000
Remaining financial assets classified as level 3 using valuation techniques	800,000	800,000
Financial Liabilities classified as Level 3 based on unadjusted quoted price	700,000	700,000
Financial Liabilities designed to be fully neutral in terms of market risk	100,000	100,000
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss, for assets	(20,000)
Unrealised gains and losses recognised in the statement of profit or loss, for liabilities	35,000
Financial assets, at fair value	€ 4,741,000	€ 5,387,000	€ 2,034,000
Percentage of financial assets classified as level 3	3.20%	3.60%
Financial liabilities measured at fair value	€ 973,000	€ 910,000
Financial liabilities classified as Level 3		€ 900,000
Percentage of financial liabilities classified as level 3	1.00%	1.00%
Percentage on financial asset based on unadjusted quoted price	71.30%	82.00%
Remaining financial liabilities classified as level 3 using valuation techniques	€ 200,000	€ 100,000
Percentage of valuation certainty	90.00%